Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash [Abstract]
Schedule of Cash
	As of December 31,
	2024	2023

Denominated in U.S. dollar (*)	$16,260	$5,792
Denominated in New Israel Shekel	65	150
Denominated in other currencies	158	174
	$16,483	$6,116

(*)	As of December 31, 2024, including short-term bank deposits for a period less than 3 months at an average interest rate of 5.14%.